SHARE CAPITAL - ROLLFORWARD OF COMMON SHARES (Details) - Common shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the year	453.8	393.4
Equity issuance	7.9	44.7
Issuance of flow-through common shares	3.4	15.1
Issuance of shares for share-based compensation	0.8	0.6
Outstanding, end of year	465.9	453.8